Stock Options (Tables)	12 Months Ended
Dec. 31, 2011
Stock Options (Tables) [Abstract]
Schedule of share-based compensation arrangements by share-based payment award
		Weighted	Weighted
		average	average
	Options	exercise	exercise
	(in thousands)	price	price
Stock options for ordinary shares		€	$
Balance at December 31, 2010	12,152	33.78	43.71
Granted	1,947	52.45	67.87
Exercised	1,886	30.87	39.94
Forfeited	188	34.93	45.20
Balance at December 31, 2011	12,025	37.24	48.18

Stock options for preference shares
Balance at December 31, 2010	59	19.19	24.83
Exercised	9	22.52	29.14
Forfeited	1	18.21	23.56
Balance at December 31, 2011	49	18.64	24.12

Schedule of fully vested options outstanding and exerciseable
Fully Vested Outstanding and Exercisable Options
Weighted
		average	Weighted	Weighted
	Number	remaining	average	average	Aggregate	Aggregate
	of	contractual	exercise	exercise	intrinsic	intrinsic
	Options	life in years	price	price	value	value
	(in thousands)		€	US$	€	US$

Options for preference shares	49	2.80	18.64	24.11	1,189	1,538
Options for ordinary shares	4,767	2.79	30.57	39.56	104,520	135,238

Schedule of stock options fair value assumptions
	2011	2010

Expected dividend yield	1.62%	1.98%
Risk-free interest rate	2.55%	2.28%
Expected volatility	22.22%	22.92%
Expected life of options	8 years	7 years
Weighted average exercise price (in €)	52.45	42.71
Weighted average exercise price (in US-$)	67.87	57.07